Summary of Significant Accounting Policies (Details) - Schedule of assets measured at fair value on a non-recurring basis - Loans One To Four Family [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Other real estate owned net one- to four-family [Member]
Fair Value	$ 465	$ 117
Other real estate owned net one- to four-family [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
Other real estate owned net one- to four-family [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value
Other real estate owned net one- to four-family [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value	$ 465	117
Loans [Member]
Fair Value		593
Loans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
Loans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value
Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value		$ 593